UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 20, 2003

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):  [x] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 16, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total:  $112992
List of Other Included managers:  None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     1228    66503 SH       SOLE                    61753              4750
AOL Time Warner                COM              00184A105     1120    74093 SH       SOLE                    67633              6460
Agilent Technologies           COM              00846U101      278    12565 SH       SOLE                    11526              1039
American Express               COM              025816109     3760    83443 SH       SOLE                    77329              6114
AmerisourceBergen              COM              03073e105     1891    34980 SH       SOLE                    32655              2325
Bank of America                COM              060505104     2118    27135 SH       SOLE                    24845              2290
Boeing Company                 COM              097023105     2945    85776 SH       SOLE                    80051              5725
Bristol Myers Squibb           COM              110122108      625    24345 SH       SOLE                    22745              1600
Cendant Corp                   COM              151313103     3042   162770 SH       SOLE                   152395             10375
ChevronTexaco                  COM              166764100     2527    35364 SH       SOLE                    32724              2640
Cisco Systems                  COM              17275R102     2350   120265 SH       SOLE                   108712             11553
Citigroup Inc                  COM              172967101     3594    78982 SH       SOLE                    70946              8036
Coca-Cola                      COM              191216100     1663    38720 SH       SOLE                    35075              3645
Diebold, Inc                   COM              253651103      874    17260 SH       SOLE                    16010              1250
Disney, (Walt) Co              COM              254687106     2312   114625 SH       SOLE                   105425              9200
DuPont deNemours               COM              263534109     1930    48237 SH       SOLE                    44372              3865
Exxon Mobil Corp               COM              30231G102     3916   106984 SH       SOLE                    98109              8875
Ford Motor Co                  COM              345370860      760    70548 SH       SOLE                    64579              5969
General Electric               COM              369604103     4685   157153 SH       SOLE                   146184             10969
General Motors                 COM              370442105     1137    27776 SH       SOLE                    24701              3075
Hewlett-Packard                COM              428236103      836    43187 SH       SOLE                    39787              3400
Hillenbrand Inds               COM              431573104     2211    39195 SH       SOLE                    36415              2780
Home Depot                     COM              437076102     2909    91339 SH       SOLE                    84141              7198
Honeywell Inc.                 COM              438516106     2251    85430 SH       SOLE                    78130              7300
Int'l Business Mach            COM              459200101     3067    34720 SH       SOLE                    32440              2280
Intel Corp                     COM              458140100     4028   146417 SH       SOLE                   134932             11485
International Paper            COM              460146103     1457    37349 SH       SOLE                    33649              3700
JP Morgan Chase                COM              46625H100     3073    89515 SH       SOLE                    83075              6440
Johnson & Johnson              COM              478160104     2588    52254 SH       SOLE                    48684              3570
Matsushita Elec ADR            COM              576879209      843    70463 SH       SOLE                    66263              4200
McDonalds Corp                 COM              580135101     2437   103546 SH       SOLE                    97606              5940
Merck                          COM              589331107     2354    46510 SH       SOLE                    42110              4400
Microsoft Corp                 COM              594918104     2326    83713 SH       SOLE                    77041              6672
Motorola, Inc                  COM              620076109      795    66441 SH       SOLE                    61821              4620
Nokia ADS                      COM              654902204     2023   129706 SH       SOLE                   120610              9096
Novartis AG ADR                COM              66987V109     1340    34495 SH       SOLE                    30465              4030
Pfizer Inc                     COM              717081103     3354   110394 SH       SOLE                   103511              6883
Procter & Gamble               COM              742718109     2772    29868 SH       SOLE                    27813              2055
RF Micro Devices               COM              749941100      549    59050 SH       SOLE                    54500              4550
Royal Dutch Pet ADR            COM              780257804     3003    67935 SH       SOLE                    63055              4880
Royal Phil Elec ADR            COM              500472303     2961   129180 SH       SOLE                   120766              8414
SAP AG ADR                     COM              803054204      581    19100 SH       SOLE                    17600              1500
Sony Corp ADR                  COM              835699307     1797    51652 SH       SOLE                    47852              3800
Tyco International             COM              902124106     3202   156718 SH       SOLE                   144888             11830
Tyson Foods Cl A               COM              902494103     2638   186700 SH       SOLE                   175955             10745
Unilever ADR                   COM              904784709      269     4553 SH       SOLE                     4103               450
United Technologies            COM              913017109     4537    58714 SH       SOLE                    54119              4595
Wal-Mart Stores                COM              931142103    10035   179683 SH       SOLE                   171883              7800